CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Income / (Loss)	$ 117,016	$ (3,920)	$ 37,523
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	131,783	137,061	137,414
Amortization of deferred drydocking and special survey costs	3,845	4,387	5,482
Impairment loss	41,080	75,776	19,004
Amortization of finance costs and written-off finance costs	14,038	15,070	15,431
Exit fees accrued on debt	3,639	3,745	3,763
Payments for drydocking and special survey costs deferred	(2,341)	(6,887)	(283)
(Gain)/loss on sale of vessels		(5,709)	449
Stock based compensation	88	638	75
Amortization of deferred realized losses on interest rate swaps	4,017	4,016	4,017
Unrealized gains on derivatives	(16,285)	(24,915)	(22,121)
Equity loss on investments	1,941
(Increase)/decrease in:
Accounts receivable	(2,748)	134	(4,297)
Inventories	625	2,831	3,235
Prepaid expenses	16	106	(113)
Due from related parties	(8,410)	3,862	(1,795)
Other assets, current and non-current	2,975	(7,518)	(11,379)
Increase/(decrease) in:
Accounts payable	(971)	(614)	(858)
Accrued liabilities	(10,691)	(6,206)	(1,983)
Unearned revenue, current and long term	(9,852)	(2,306)	1,858
Other liabilities, current and long-term	1,911	2,630	3,603
Net cash provided by operating activities	271,676	192,181	189,025
Cash flows from investing activities:
Vessels additions	(1,112)	(39,165)	(46,839)
Investments in affiliates	(13,230)
Net proceeds from sale of vessels	1,050	50,602	52,926
Net cash (used in)/provided by investing activities	(13,292)	11,437	6,087
Cash flows from financing activities:
Payments on long-term debt	(178,808)	(164,154)	(113,634)
Payments on Vendor financing	(64,367)	(57,388)	(57,387)
Deferred finance costs	(692)	(4,392)	(100)
Decrease/(increase) in restricted cash	6	11,893	(11,466)
Net cash used in financing activities	(243,861)	(214,041)	(182,587)
Net increase/(decrease) in cash and cash equivalents	14,523	(10,423)	12,525
Cash and cash equivalents, beginning of year	57,730	68,153	55,628
Cash and cash equivalents, end of year	72,253	57,730	68,153
Supplementary Cash Flow information
Cash paid for interest	$ 71,795	82,957	92,887
Non-cash investing and financing activities
Acquisition of debt securities and equity investment		64,896
Non-cash deferred financing fees		$ 90	$ 87